DWS Global Macro Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	78 Months Ended	120 Months Ended
	Feb. 26, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI All Cap Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.13%	10.71%		11.42%
Bloomberg Global Aggregate Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	(0.13%)	1.26%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.69%	2.18%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.41%	2.90%		4.34%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.89%	2.58%		3.74%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.01%	3.66%		5.10%
Performance Inception Date	Feb. 28, 2001
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.77%	4.11%		4.92%
Performance Inception Date	Feb. 28, 2001
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.07%	5.23%	5.19%
Performance Inception Date	Jul. 01, 2019
Class R6 | MSCI ACWI All Cap Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.13%	10.71%	12.14%
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.09%	5.21%		6.02%
Performance Inception Date	May 15, 1995
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.88%	5.14%		5.96%
Performance Inception Date	Feb. 28, 2005